UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2020

WESTERN ASSET

TOTAL RETURN ETF

WBND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Legg Mason Funds held in your account with your financial intermediary.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Total Return ETF for the six-month reporting period ended June 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Fund pursuant to either new management and subadvisory agreements that were approved by Fund shareholders or interim management and subadvisory agreements that were approved by the Fund’s board for use while the Fund continues to seek shareholder approval of the new agreements.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of June 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

II	Western Asset Total Return ETF

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

Western Asset Total Return ETF	III

Performance review

For the six months ended June 30, 2020, Western Asset Total Return ETF generated a 4.37% return on a net asset value (“NAV”)i basis and 5.36% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended June 30, 2020 based on its NAV and market price. The Fund’s broad-based market index, the Bloomberg Barclays U.S. Aggregate Indexiii returned 6.14% over the same time frame. The Lipper Core Plus Bond Funds Category Averageiv returned 5.14% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of June 30, 2020 (unaudited)
	6 months
Western Asset Total Return ETF:
$27.73 (NAV)	4.37	%*†
$28.00 (Market Price)	5.36	%*‡
Bloomberg Barclays U.S. Aggregate Index	6.14%
Lipper Core Plus Bond Funds Category Average	5.14%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns shown are typically based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV is determined, which is typically 4:00 p.m. Eastern time (US). These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated May 1, 2020, as revised July 1, 2020, the gross total annual fund operating expense ratio for the Fund was 0.51%.

The management agreement between Legg Mason ETF Investment Trust (the “Trust”) on behalf of the Fund and Legg Mason Partners Fund Advisor, LLC (the “manager” or “LMPFA”) (the “Management Agreement”) provides that LMPFA will pay all operating expenses of the Fund, other than interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement. LMPFA will also pay all subadvisory fees of the Fund. The manager has agreed to waive and/or reimburse management fees so

IV	Western Asset Total Return ETF

that the ratio of total annual fund operating expenses will not exceed 0.45% (subject to the same exclusions as the Management Agreement). Total annual fund operating expenses after waiving and/or reimbursing management fees exceed the expense cap as a result of acquired fund fees and expenses. This arrangement cannot be terminated prior to May 1, 2021 without the Board of Trustees’ consent.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “WBND” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High-yield securities include greater price volatility, illiquidity, and possibility of default. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Asset-backed, mortgage-backed, and mortgage related securities are subject to prepayment and extension risks. Active management and diversification do not ensure gains or protect against market declines. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Western Asset Total Return ETF	V

Performance review (cont’d)

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.
ii	Market price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The market price may differ from the Fund’s NAV.
iii

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iv

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 309 funds in the Fund’s Lipper category.

VI	Western Asset Total Return ETF

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2020 and December 31, 2019 and does not include derivatives such as written options, futures contracts, forward foreign currency contracts and swap contracts. The composition of the Fund’s investments is subject to change at any time.

*	Represents less than 0.1%

Western Asset Total Return ETF 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
4.37%	$1,000.00	$1,043.70	0.45%	$2.29	5.00%	$1,000.00	$1,022.63	0.45%	$2.26

[1]	For the six months ended June 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

2	Western Asset Total Return ETF 2020 Semi-Annual Report

Schedule of investments (unaudited)

June 30, 2020

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 39.1%
Communication Services — 4.1%
Diversified Telecommunication Services — 1.1%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	200,000	$208,560	(a)
AT&T Inc., Senior Notes	3.400%	5/15/25	225,000	247,266
AT&T Inc., Senior Notes	2.300%	6/1/27	90,000	93,174
AT&T Inc., Senior Notes	4.350%	6/15/45	70,000	78,774
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	150,000	166,896
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	10,000	11,093
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	140,000	168,493
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	30,000	35,457
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	40,000	44,869
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	240,000	298,956
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	30,000	40,163
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	12,194
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	30,000	37,495
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	20,000	27,159
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	30,000	38,372
Total Diversified Telecommunication Services				1,508,921
Entertainment — 0.0%††
Netflix Inc., Senior Notes	5.875%	11/15/28	40,000	45,550
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	250,000	258,650	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	10,000	10,200	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	450,000	455,625	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	370,000	424,051
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	118,041
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	125,000	126,628
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	100,000	120,433

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	120,000	$149,382
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	20,000	22,136
Comcast Corp., Senior Notes	3.950%	10/15/25	60,000	68,757
Comcast Corp., Senior Notes	3.150%	3/1/26	20,000	22,345
Comcast Corp., Senior Notes	3.300%	4/1/27	50,000	56,073
Comcast Corp., Senior Notes	4.150%	10/15/28	150,000	179,816
Comcast Corp., Senior Notes	3.400%	4/1/30	30,000	34,260
Comcast Corp., Senior Notes	4.250%	10/15/30	90,000	110,286
Comcast Corp., Senior Notes	3.750%	4/1/40	10,000	11,709
Comcast Corp., Senior Notes	4.000%	3/1/48	20,000	24,319
Comcast Corp., Senior Notes	4.700%	10/15/48	80,000	107,594
Comcast Corp., Senior Notes	3.450%	2/1/50	40,000	45,886
DISH DBS Corp., Senior Notes	5.875%	11/15/24	70,000	69,650
Fox Corp., Senior Notes	5.476%	1/25/39	130,000	173,814
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	200,000	209,000	(a)
Total Media				2,798,655
Wireless Telecommunication Services — 1.0%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	200,000	209,000	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	320,000	458,000
Sprint Corp., Senior Notes	7.875%	9/15/23	20,000	22,525
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	210,000	228,562	(a)
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	10,000	11,082	(a)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	210,000	233,721	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	130,000	154,610
Total Wireless Telecommunication Services				1,317,500
Total Communication Services				5,670,626
Consumer Discretionary — 2.1%
Automobiles — 0.3%
Ford Motor Co., Senior Notes	9.000%	4/22/25	20,000	21,644
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	200,000	201,940
General Motors Co., Senior Notes	5.400%	10/2/23	20,000	21,625
General Motors Co., Senior Notes	6.125%	10/1/25	30,000	33,710

See Notes to Financial Statements.

4	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	$10,513
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	130,000	132,556
Total Automobiles				421,988
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	50,000	51,125	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	40,000	41,480	(a)
Total Diversified Consumer Services				92,605
Hotels, Restaurants & Leisure — 0.7%
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	50,000	50,000	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	20,000	20,200	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	30,000	29,896
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	120,000	116,556
McDonald’s Corp., Senior Notes	3.300%	7/1/25	30,000	33,328
McDonald’s Corp., Senior Notes	1.450%	9/1/25	110,000	112,772
McDonald’s Corp., Senior Notes	3.700%	1/30/26	20,000	22,674
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	11,316
McDonald’s Corp., Senior Notes	3.500%	7/1/27	10,000	11,355
McDonald’s Corp., Senior Notes	3.800%	4/1/28	50,000	58,418
McDonald’s Corp., Senior Notes	3.600%	7/1/30	40,000	46,018
McDonald’s Corp., Senior Notes	4.450%	9/1/48	70,000	86,482
McDonald’s Corp., Senior Notes	4.200%	4/1/50	50,000	60,622
Sands China Ltd., Senior Notes	5.125%	8/8/25	200,000	216,662
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	40,000	29,700	(a)
Total Hotels, Restaurants & Leisure				905,999
Household Durables — 0.0%††
Lennar Corp., Senior Notes	4.500%	4/30/24	40,000	41,591
Internet & Direct Marketing Retail — 0.3%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	50,000	50,437
Amazon.com Inc., Senior Notes	1.200%	6/3/27	70,000	71,011
Amazon.com Inc., Senior Notes	1.500%	6/3/30	70,000	70,847
Amazon.com Inc., Senior Notes	3.875%	8/22/37	50,000	61,910
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	117,080
Amazon.com Inc., Senior Notes	2.500%	6/3/50	60,000	61,597
Amazon.com Inc., Senior Notes	4.250%	8/22/57	10,000	13,348
Total Internet & Direct Marketing Retail				446,230

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	2.500%	4/15/27	40,000	$43,824
Home Depot Inc., Senior Notes	2.700%	4/15/30	30,000	32,943
Home Depot Inc., Senior Notes	3.300%	4/15/40	50,000	56,129
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	12,157
Home Depot Inc., Senior Notes	3.350%	4/15/50	90,000	102,828
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	20,000	24,536
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	90,000	117,347
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	60,000	81,886
Target Corp., Senior Notes	2.250%	4/15/25	50,000	53,475
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	20,000	22,263
TJX Cos. Inc., Senior Notes	3.750%	4/15/27	10,000	11,421
Total Specialty Retail				558,809
Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	40,000	40,450	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	30,000	30,113	(a)
NIKE Inc., Senior Notes	2.400%	3/27/25	130,000	139,808
NIKE Inc., Senior Notes	2.750%	3/27/27	50,000	55,078
NIKE Inc., Senior Notes	2.850%	3/27/30	40,000	44,483
NIKE Inc., Senior Notes	3.250%	3/27/40	30,000	33,577
NIKE Inc., Senior Notes	3.375%	3/27/50	100,000	115,593
Total Textiles, Apparel & Luxury Goods				459,102
Total Consumer Discretionary				2,926,324
Consumer Staples — 3.1%
Beverages — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	290,000	325,608
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	50,000	57,705
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	100,000	120,829
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	30,000	33,733
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	70,000	79,740
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	30,000	34,610
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	80,000	106,655
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	110,000	130,407

See Notes to Financial Statements.

6	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Coca-Cola Co., Senior Notes	2.950%	3/25/25	190,000	$209,100
Coca-Cola Co., Senior Notes	3.375%	3/25/27	30,000	34,404
Coca-Cola Co., Senior Notes	1.450%	6/1/27	50,000	51,445
Coca-Cola Co., Senior Notes	4.125%	3/25/40	10,000	12,697
Coca-Cola Co., Senior Notes	4.200%	3/25/50	110,000	143,647
Coca-Cola Co., Senior Notes	2.600%	6/1/50	110,000	111,006
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	50,000	52,173
PepsiCo Inc., Senior Notes	0.750%	5/1/23	60,000	60,546
PepsiCo Inc., Senior Notes	2.250%	3/19/25	10,000	10,687
PepsiCo Inc., Senior Notes	2.625%	3/19/27	130,000	142,112
PepsiCo Inc., Senior Notes	1.625%	5/1/30	40,000	40,734
PepsiCo Inc., Senior Notes	2.875%	10/15/49	20,000	21,654
PepsiCo Inc., Senior Notes	3.625%	3/19/50	10,000	12,036
PepsiCo Inc., Senior Notes	3.875%	3/19/60	10,000	12,679
Total Beverages				1,804,207
Food & Staples Retailing — 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	110,000	112,332
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	50,000	50,491
Walmart Inc., Senior Notes	3.400%	6/26/23	20,000	21,787
Walmart Inc., Senior Notes	3.550%	6/26/25	10,000	11,340
Walmart Inc., Senior Notes	3.050%	7/8/26	10,000	11,293
Walmart Inc., Senior Notes	3.700%	6/26/28	70,000	82,891
Total Food & Staples Retailing				290,134
Food Products — 0.6%
Hershey Co., Senior Notes	0.900%	6/1/25	10,000	10,057
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	13,000	13,793
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	10,000	10,603	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	20,000	21,072
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	250,000	271,117
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	50,000	49,155
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	30,000	30,550	(a)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	200,000	213,192	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	10,000	10,595	(a)
Mars Inc., Senior Notes	2.700%	4/1/25	20,000	21,407	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	10,000	11,386	(b)
Mondelez International Inc., Senior Notes	2.125%	4/13/23	20,000	20,715
Mondelez International Inc., Senior Notes	1.500%	5/4/25	90,000	91,804
Total Food Products				775,446

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Household Products — 0.1%
Procter & Gamble Co., Senior Notes	2.450%	3/25/25	30,000	$32,559
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	10,000	11,121
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	30,000	34,346
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	30,000	36,069
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	20,000	25,131
Total Household Products				139,226
Tobacco — 0.9%
Altria Group Inc., Senior Notes	3.490%	2/14/22	10,000	10,435
Altria Group Inc., Senior Notes	3.800%	2/14/24	10,000	10,934
Altria Group Inc., Senior Notes	2.350%	5/6/25	10,000	10,508
Altria Group Inc., Senior Notes	4.400%	2/14/26	100,000	115,145
Altria Group Inc., Senior Notes	4.800%	2/14/29	210,000	245,183
Altria Group Inc., Senior Notes	5.800%	2/14/39	10,000	12,367
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,000	12,026
Altria Group Inc., Senior Notes	3.875%	9/16/46	30,000	29,962
Altria Group Inc., Senior Notes	5.950%	2/14/49	200,000	262,319
Altria Group Inc., Senior Notes	6.200%	2/14/59	10,000	13,338
BAT Capital Corp., Senior Notes	3.557%	8/15/27	180,000	194,011
BAT Capital Corp., Senior Notes	4.540%	8/15/47	100,000	108,578
Cargill Inc., Senior Notes	1.375%	7/23/23	40,000	40,690	(a)
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	145,889
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	30,000	30,507
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	30,000	30,912
Total Tobacco				1,272,804
Total Consumer Staples				4,281,817
Energy — 6.1%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	2,000	2,160
Oil, Gas & Consumable Fuels — 6.1%
Apache Corp., Senior Notes	4.375%	10/15/28	80,000	70,645
Apache Corp., Senior Notes	4.250%	1/15/30	210,000	181,536
Apache Corp., Senior Notes	4.750%	4/15/43	10,000	8,051
Apache Corp., Senior Notes	4.250%	1/15/44	60,000	45,620
Blue Racer Midstream LLC/Blue Racer
Finance Corp., Senior Notes	6.125%	11/15/22	10,000	9,950	(a)
Blue Racer Midstream LLC/Blue Racer
Finance Corp., Senior Notes	6.625%	7/15/26	60,000	53,400	(a)
BP Capital Markets America Inc., Senior Notes	2.937%	4/6/23	10,000	10,575

See Notes to Financial Statements.

8	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	10,000	$10,921
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	20,000	22,120
BP Capital Markets America Inc., Senior Notes	3.937%	9/21/28	180,000	206,111
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	30,000	34,041
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	110,000	108,093
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	50,000	55,279
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	110,000	117,772	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	90,000	99,228	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	70,000	71,984
Chevron Corp., Senior Notes	1.995%	5/11/27	10,000	10,471
Chevron Corp., Senior Notes	2.236%	5/11/30	150,000	157,089
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	10,617
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	110,000	111,294
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	90,000	92,503
Concho Resources Inc., Senior Notes	4.375%	1/15/25	90,000	92,888
Concho Resources Inc., Senior Notes	3.750%	10/1/27	20,000	21,306
Concho Resources Inc., Senior Notes	4.300%	8/15/28	120,000	131,705
Continental Resources Inc., Senior Notes	4.500%	4/15/23	90,000	86,148
Continental Resources Inc., Senior Notes	3.800%	6/1/24	140,000	130,903
Continental Resources Inc., Senior Notes	4.375%	1/15/28	40,000	35,209
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	10,000	9,000	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	200,000	220,791
Devon Energy Corp., Senior Notes	5.000%	6/15/45	180,000	160,060
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	10,000	10,006
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	10,000	10,294
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	30,000	30,163
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	10,000	9,686
Ecopetrol SA, Senior Notes	5.875%	5/28/45	640,000	672,640
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	40,000	33,570	(c)(d)
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	70,000	71,514
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	10,000	10,739
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	10,000	10,957

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	100,000	$99,325
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	50,000	53,006
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	130,000	148,180
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	10,000	10,704
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	300,000	312,430
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	150,000	157,105
EOG Resources Inc., Senior Notes	4.375%	4/15/30	150,000	178,956
EOG Resources Inc., Senior Notes	3.900%	4/1/35	70,000	81,647
EOG Resources Inc., Senior Notes	4.950%	4/15/50	30,000	38,267
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	130,000	131,680	(a)
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	10,000	10,263
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	120,000	130,294
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000	54,948
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	50,000	56,903
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	12,472
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	100,000	110,743
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	100,000	113,331
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	20,000	24,414
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	20,000	23,013
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	50,000	60,226
MPLX LP, Senior Notes	4.875%	6/1/25	110,000	122,791
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	66,748
MPLX LP, Senior Notes	4.500%	4/15/38	100,000	100,019
MPLX LP, Senior Notes	5.500%	2/15/49	10,000	11,082
Noble Energy Inc., Senior Notes	3.850%	1/15/28	80,000	77,292
Noble Energy Inc., Senior Notes	6.000%	3/1/41	30,000	29,250
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	40,000	39,700
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	80,000	78,183
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	67,039
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	20,000	18,619
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	150,000	128,172
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	80,000	58,528
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	110,000	95,752
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	60,000	40,632
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	100,000	69,000

See Notes to Financial Statements.

10	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 0.950%)	1.398%	2/8/21	90,000	$88,668	(d)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,090,000	1,118,896
Range Resources Corp., Senior Notes	4.875%	5/15/25	70,000	52,850
Shell International Finance BV, Senior Notes	2.750%	4/6/30	40,000	43,368
Shell International Finance BV, Senior Notes	4.375%	5/11/45	100,000	123,033
Shell International Finance BV, Senior Notes	4.000%	5/10/46	30,000	35,073
Shell International Finance BV, Senior Notes	3.250%	4/6/50	90,000	95,696
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,950
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	30,000	30,745	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	160,000	208,265
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	100,000	106,793	(a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	40,000	37,900
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	10,000	9,350
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	180,000	173,266
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	120,000	103,836
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.161%	1/13/23	10,000	9,178	(d)
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	80,000	103,364
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	40,000	59,314
WPX Energy Inc., Senior Notes	5.250%	10/15/27	40,000	37,367
Total Oil, Gas & Consumable Fuels				8,503,505
Total Energy				8,505,665
Financials — 12.9%
Banks — 9.8%
Banco Actinver SA/Grupo GICSA SAB de CV, Senior Secured Notes	4.800%	12/18/32	270,000	195,413	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	212,936
Banco Santander SA, Senior Notes	2.746%	5/28/25	200,000	207,263
Bank of America Corp., Senior Notes	5.000%	1/21/44	100,000	137,870

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	60,000	$63,489	(d)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	50,000	52,521	(d)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	380,000	435,356	(d)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	360,000	419,160	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	390,000	488,694	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	120,000	155,076	(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	200,000	222,040
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	10,000	11,471
Bank of Montreal, Senior Notes	1.850%	5/1/25	90,000	93,177
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	50,000	50,335
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	200,000	203,592
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	200,000	227,043	(d)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	204,803	(a)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	200,000	221,361	(a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	400,000	489,654	(a)(d)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	50,000	50,168
Citigroup Inc., Senior Notes	8.125%	7/15/39	190,000	329,045
Citigroup Inc., Senior Notes	4.650%	7/23/48	240,000	314,136
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	50,000	50,996	(d)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	50,000	51,713	(d)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.750%)	3.106%	4/8/26	180,000	193,604	(d)

See Notes to Financial Statements.

12	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	200,000	$229,834	(d)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	50,000	57,044	(d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	60,000	71,191	(d)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	150,000	167,971
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	170,000	201,589
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	30,000	34,250
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	250,000	281,374
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	250,000	250,438	(a)(d)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	253,649	(a)(d)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	400,000	406,219	(a)(d)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	10,000	10,913
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	200,000	202,065	(d)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	410,000	455,139	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	200,000	218,203
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	203,718	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	205,678	(a)
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	130,000	132,170	(d)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	90,000	93,476	(d)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	60,000	63,366	(d)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	350,000	375,493	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	20,000	21,535	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	120,000	132,227	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	100,000	119,761	(d)

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	230,000	$309,422
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	200,000	218,904
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	232,067
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	50,000	51,199
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	80,000	82,068
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	50,000	50,086
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	350,000	382,860
Swedbank AB, Senior Notes	1.300%	6/2/23	200,000	202,398	(a)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	50,000	51,366
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	100,000	100,575
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	40,000	40,479
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	200,000	227,140	(a)(d)
US Bancorp, Senior Notes	1.450%	5/12/25	100,000	102,999
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	20,000	21,853
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	100,000	108,977
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	100,000	117,691
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	100,000	101,581	(d)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	90,000	93,057	(d)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	50,000	51,661	(d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. USD LIBOR + 1.170%)	2.879%	10/30/30	220,000	235,354	(d)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	100,000	110,987	(d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	30,000	36,265	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	650,000	902,188	(d)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	40,000	45,919
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	330,000	422,933
Total Banks				13,568,248
Capital Markets — 2.5%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	30,000	31,052
Credit Suisse AG, Senior Notes	2.950%	4/9/25	250,000	271,441

See Notes to Financial Statements.

14	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	250,000	$253,200	(a)(d)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	284,964	(a)(d)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	10,000	10,611
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	200,000	220,515
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	50,000	54,825
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	50,000	54,988
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	200,000	226,091	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	230,000	267,602	(d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	540,000	710,916
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	130,000	135,357	(d)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	100,000	105,929	(d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	160,000	182,780	(d)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	80,000	91,080	(d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	50,000	59,571	(d)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	120,000	182,565	(d)
UBS AG, Senior Notes	1.750%	4/21/22	200,000	203,824	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	200,000	207,750	(a)(c)(d)
Total Capital Markets				3,555,061
Consumer Finance — 0.1%
American Express Co., Senior Notes	3.700%	11/5/21	90,000	93,596
Diversified Financial Services — 0.3%
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	150,000	157,821
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	250,000	255,691	(a)

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	10,000	$9,387	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	90,000	82,335	(a)
Total Diversified Financial Services				505,234
Insurance — 0.2%
American International Group Inc., Senior Notes	2.500%	6/30/25	30,000	31,758
American International Group Inc., Senior Notes	3.750%	7/10/25	50,000	55,332
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	70,000	89,717
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	20,000	20,073	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	40,000	40,097	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	10,000	10,034	(a)
Total Insurance				247,011
Total Financials				17,969,150
Health Care — 4.1%
Biotechnology — 0.8%
AbbVie Inc., Senior Notes	2.300%	11/21/22	130,000	134,469	(a)
AbbVie Inc., Senior Notes	3.750%	11/14/23	10,000	10,869
AbbVie Inc., Senior Notes	2.600%	11/21/24	400,000	424,645	(a)
AbbVie Inc., Senior Notes	2.950%	11/21/26	40,000	43,506	(a)
AbbVie Inc., Senior Notes	3.200%	11/21/29	260,000	286,102	(a)
AbbVie Inc., Senior Notes	4.750%	3/15/45	10,000	12,428	(a)
AbbVie Inc., Senior Notes	4.250%	11/21/49	90,000	109,095	(a)
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	80,000	91,574
Total Biotechnology				1,112,688
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	130,000	151,251
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	80,000	86,342
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	70,000	78,240
Total Health Care Equipment & Supplies				315,833
Health Care Providers & Services — 2.0%
Anthem Inc., Senior Notes	3.650%	12/1/27	40,000	45,574
Centene Corp., Senior Notes	5.375%	6/1/26	10,000	10,367	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	60,000	63,300
Centene Corp., Senior Notes	3.375%	2/15/30	20,000	20,194
Cigna Corp., Senior Notes	3.750%	7/15/23	10,000	10,855

See Notes to Financial Statements.

16	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Cigna Corp., Senior Notes	4.125%	11/15/25	100,000	$114,953
Cigna Corp., Senior Notes	4.375%	10/15/28	200,000	236,698
Cigna Corp., Senior Notes	4.800%	8/15/38	100,000	126,711
CVS Health Corp., Senior Notes	3.350%	3/9/21	27,000	27,536
CVS Health Corp., Senior Notes	4.100%	3/25/25	180,000	203,570
CVS Health Corp., Senior Notes	3.625%	4/1/27	10,000	11,230
CVS Health Corp., Senior Notes	4.300%	3/25/28	240,000	280,696
CVS Health Corp., Senior Notes	3.750%	4/1/30	30,000	34,563
CVS Health Corp., Senior Notes	4.125%	4/1/40	10,000	11,804
CVS Health Corp., Senior Notes	5.050%	3/25/48	370,000	484,660
CVS Health Corp., Senior Notes	4.250%	4/1/50	30,000	35,848
HCA Inc., Senior Notes	5.375%	2/1/25	10,000	10,713
HCA Inc., Senior Notes	5.625%	9/1/28	40,000	44,650
HCA Inc., Senior Notes	3.500%	9/1/30	60,000	57,790
HCA Inc., Senior Secured Notes	5.250%	6/15/26	40,000	46,213
HCA Inc., Senior Secured Notes	4.125%	6/15/29	60,000	66,185
Humana Inc., Senior Notes	4.500%	4/1/25	10,000	11,385
Humana Inc., Senior Notes	3.950%	3/15/27	70,000	79,366
Humana Inc., Senior Notes	3.125%	8/15/29	90,000	97,480
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	20,000	22,787
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	10,000	10,184
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	20,000	23,941
UnitedHealth Group Inc., Senior Notes	2.875%	8/15/29	140,000	156,297
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	20,000	20,939
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	30,000	43,801
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	25,565
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	220,000	232,325
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	10,705
Total Health Care Providers & Services				2,678,885
Pharmaceuticals — 1.1%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	40,000	40,200	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	30,000	31,500	(a)
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	20,000	20,794	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	50,000	54,087	(a)
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	50,000	56,880	(a)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	20,000	22,444	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	180,000	209,701	(a)
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	20,000	27,918	(a)
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	140,000	184,687	(a)

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Johnson & Johnson, Senior Notes	3.625%	3/3/37	30,000	$35,798
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	150,000	149,696
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	30,000	29,966
Pfizer Inc., Senior Notes	0.800%	5/28/25	60,000	59,975
Pfizer Inc., Senior Notes	2.625%	4/1/30	60,000	66,097
Pfizer Inc., Senior Notes	1.700%	5/28/30	30,000	30,496
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	60,000	59,592
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	10,000	9,650
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	160,000	156,742
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	90,000	85,022
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	250,000	223,220
Total Pharmaceuticals				1,554,465
Total Health Care				5,661,871
Industrials — 3.2%
Aerospace & Defense — 1.3%
Boeing Co., Senior Notes	4.875%	5/1/25	170,000	185,267
Boeing Co., Senior Notes	3.200%	3/1/29	110,000	108,905
Boeing Co., Senior Notes	5.150%	5/1/30	230,000	256,457
Boeing Co., Senior Notes	3.250%	2/1/35	100,000	91,180
Boeing Co., Senior Notes	3.550%	3/1/38	10,000	9,107
Boeing Co., Senior Notes	5.705%	5/1/40	70,000	79,689
Boeing Co., Senior Notes	3.750%	2/1/50	70,000	62,853
Boeing Co., Senior Notes	5.805%	5/1/50	150,000	177,148
Boeing Co., Senior Notes	5.930%	5/1/60	40,000	47,436
General Dynamics Corp., Senior Notes	3.500%	5/15/25	160,000	178,916
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	12,459
General Dynamics Corp., Senior Notes	4.250%	4/1/50	130,000	168,244
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	100,000	114,964
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	150,000	167,750
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	40,000	57,378
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	20,000	21,603	(a)
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	50,000	52,075

See Notes to Financial Statements.

18	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	20,000	$21,020	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	30,000	29,926	(a)
Total Aerospace & Defense				1,842,377
Airlines — 0.4%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	70,000	68,074
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	20,000	18,943
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	10,000	8,933
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	50,000	40,551
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	80,000	77,392
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	250,000	258,067	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	60,000	60,150	(a)(e)
Total Airlines				532,110
Building Products — 0.3%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	20,000	20,387	(a)
Carrier Global Corp., Senior Notes	2.242%	2/15/25	50,000	51,121	(a)
Carrier Global Corp., Senior Notes	2.493%	2/15/27	10,000	10,187	(a)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	120,000	120,521	(a)
Carrier Global Corp., Senior Notes	2.700%	2/15/31	145,000	144,576	(a)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	30,000	29,292	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	20,000	19,686	(a)
Total Building Products				395,770
Commercial Services & Supplies — 0.2%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	50,000	51,925
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	30,000	30,263	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	10,000	10,637
Waste Management Inc., Senior Notes	3.200%	6/15/26	30,000	30,739
Waste Management Inc., Senior Notes	3.450%	6/15/29	10,000	10,301
Waste Management Inc., Senior Notes	4.000%	7/15/39	30,000	30,861
Waste Management Inc., Senior Notes	4.150%	7/15/49	50,000	62,694
Total Commercial Services & Supplies				227,420
Electrical Equipment — 0.0%††
Eaton Corp., Senior Notes	2.750%	11/2/22	50,000	52,591
Industrial Conglomerates — 0.7%
3M Co., Senior Notes	2.375%	8/26/29	10,000	10,807
3M Co., Senior Notes	3.050%	4/15/30	110,000	124,534
3M Co., Senior Notes	3.700%	4/15/50	170,000	202,496

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Industrial Conglomerates — continued
General Electric Co., Senior Notes	3.450%	5/1/27	10,000	$10,235
General Electric Co., Senior Notes	3.625%	5/1/30	20,000	20,023
General Electric Co., Senior Notes	6.750%	3/15/32	10,000	12,165
General Electric Co., Senior Notes	6.875%	1/10/39	380,000	466,821
General Electric Co., Senior Notes	4.250%	5/1/40	20,000	19,902
General Electric Co., Senior Notes	4.350%	5/1/50	30,000	29,670
Honeywell International Inc., Senior Notes	1.350%	6/1/25	30,000	30,724
Total Industrial Conglomerates				927,377
Machinery — 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	10,000	11,338
Deere & Co., Senior Notes	3.750%	4/15/50	50,000	61,510
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	20,000	20,982	(a)
Otis Worldwide Corp., Senior Notes	2.293%	4/5/27	30,000	31,329	(a)
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	60,000	63,040	(a)
Total Machinery				188,199
Road & Rail — 0.1%
Union Pacific Corp., Senior Notes	2.150%	2/5/27	40,000	42,368
Union Pacific Corp., Senior Notes	3.950%	9/10/28	30,000	35,619
Union Pacific Corp., Senior Notes	2.400%	2/5/30	70,000	74,575
Union Pacific Corp., Senior Notes	3.750%	2/5/70	50,000	55,695
Total Road & Rail				208,257
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	30,000	30,051
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	50,000	51,250
Total Trading Companies & Distributors				81,301
Total Industrials				4,455,402
Information Technology — 2.1%
Communications Equipment — 0.0%††
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	50,000	63,748
IT Services — 0.5%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	100,000	108,290
Mastercard Inc., Senior Notes	3.850%	3/26/50	110,000	136,839
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	40,000	40,781
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	30,000	31,012
Visa Inc., Senior Notes	3.150%	12/14/25	60,000	66,837

See Notes to Financial Statements.

20	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — continued
Visa Inc., Senior Notes	2.700%	4/15/40	125,000	$133,754
Visa Inc., Senior Notes	4.300%	12/14/45	80,000	105,634
Total IT Services				623,147
Semiconductors & Semiconductor Equipment — 1.0%
Broadcom Inc., Senior Notes	2.250%	11/15/23	80,000	82,657	(a)
Broadcom Inc., Senior Notes	4.700%	4/15/25	260,000	292,962	(a)
Broadcom Inc., Senior Notes	3.150%	11/15/25	70,000	74,503	(a)
Intel Corp., Senior Notes	4.600%	3/25/40	20,000	26,399
Intel Corp., Senior Notes	4.750%	3/25/50	150,000	211,464
Intel Corp., Senior Notes	4.950%	3/25/60	50,000	73,446
Micron Technology Inc., Senior Notes	2.497%	4/24/23	50,000	51,963
NVIDIA Corp., Senior Notes	2.850%	4/1/30	20,000	22,250
NVIDIA Corp., Senior Notes	3.500%	4/1/40	50,000	58,319
NVIDIA Corp., Senior Notes	3.500%	4/1/50	220,000	251,362
NVIDIA Corp., Senior Notes	3.700%	4/1/60	100,000	118,734
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	40,000	41,931	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	40,000	40,592
Total Semiconductors & Semiconductor Equipment				1,346,582
Software — 0.3%
Microsoft Corp., Senior Notes	2.400%	2/6/22	20,000	20,638
Microsoft Corp., Senior Notes	3.300%	2/6/27	290,000	331,832
salesforce.com Inc., Senior Notes	3.250%	4/11/23	50,000	53,735
Total Software				406,205
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., Senior Notes	1.125%	5/11/25	100,000	102,109
Apple Inc., Senior Notes	2.450%	8/4/26	140,000	152,110
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	160,000	164,472	(a)
Total Technology Hardware, Storage & Peripherals				418,691
Total Information Technology				2,858,373
Materials — 0.7%
Metals & Mining — 0.7%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	213,824	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	40,000	39,643
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	100,000	108,524
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	100,000	101,342
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	50,000	70,635

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	30,000	$41,488
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	10,000	9,884
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	95,000	93,100
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	150,000	160,763	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	53,589	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	30,000	31,888	(a)
Total Materials				924,680
Utilities — 0.7%
Electric Utilities — 0.7%
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	100,000	115,563
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	20,000	20,176
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	410,000	598,790
Pacific Gas and Electric Co., Secured Bonds	1.750%	6/16/22	70,000	70,112
Pacific Gas and Electric Co., Secured Bonds	2.100%	8/1/27	20,000	19,793
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	30,000	29,350
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	10,000	9,747
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	20,000	19,329
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	40,000	39,600	(a)
Total Electric Utilities				922,460
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	11,357
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	20,000	24,074
Total Multi-Utilities				35,431
Total Utilities				957,891
Total Corporate Bonds & Notes (Cost — $52,245,710)				54,211,799
Mortgage-Backed Securities — 18.4%
FHLMC — 4.8%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	12/1/47	64,694	68,844
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/48-2/1/50	1,125,402	1,218,882
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/48-3/1/50	328,802	359,010
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/49-3/1/50	1,978,009	2,099,460
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	11/1/49-3/1/50	2,368,915	2,523,925

See Notes to Financial Statements.

22	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	205,933	$223,112
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/48-4/1/49	134,033	146,666
Total FHLMC				6,639,899
FNMA — 9.8%
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	9,864	11,283
Federal National Mortgage Association (FNMA)	3.260%	5/1/29	10,000	11,554
Federal National Mortgage Association (FNMA)	2.870%	8/1/31	100,000	113,170
Federal National Mortgage Association (FNMA)	3.500%	10/1/34-2/1/50	1,102,407	1,176,539
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	49,906	55,915	(d)
Federal National Mortgage Association (FNMA)	2.000%	7/1/35-7/1/50	2,600,000	2,677,492	(f)
Federal National Mortgage Association (FNMA)	3.000%	4/1/47-6/1/50	1,105,830	1,178,288
Federal National Mortgage Association (FNMA)	4.500%	4/1/48-5/1/49	2,513,575	2,738,631
Federal National Mortgage Association (FNMA)	4.000%	10/1/48	878,392	936,190
Federal National Mortgage Association (FNMA)	5.000%	11/1/48	322,175	351,914
Federal National Mortgage Association (FNMA)	2.500%	7/1/50	1,300,000	1,355,250	(f)
Federal National Mortgage Association (FNMA)	3.000%	7/1/50	700,000	737,242	(f)
Federal National Mortgage Association (FNMA)	3.500%	7/1/50	1,400,000	1,472,461	(f)
Federal National Mortgage Association (FNMA)	4.000%	7/1/50	700,000	741,795	(f)
Total FNMA				13,557,724
GNMA — 3.8%
Government National Mortgage Association (GNMA)	3.000%	10/15/42	97,056	103,096
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	157,797	167,512

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	4.500%	5/20/48-2/20/50	1,000,044	$1,072,742
Government National Mortgage Association (GNMA) II	5.000%	10/20/48-1/20/49	337,739	368,595
Government National Mortgage Association (GNMA) II	3.500%	7/20/49	97,755	103,517
Government National Mortgage Association (GNMA) II	4.000%	4/20/50	99,722	108,119
Government National Mortgage Association (GNMA) II	2.500%	7/1/50	700,000	736,859	(f)
Government National Mortgage Association (GNMA) II	3.500%	7/1/50	600,000	633,117	(f)
Government National Mortgage Association (GNMA) II	4.000%	7/1/50	1,000,000	1,060,176	(f)
Government National Mortgage Association (GNMA) II	4.500%	7/1/50	100,000	106,805	(f)
Government National Mortgage Association (GNMA) II	3.000%	7/15/50	800,000	847,594	(f)
Total GNMA				5,308,132
Total Mortgage-Backed Securities (Cost — $25,184,648)				25,505,755
Collateralized Mortgage Obligations (g) — 8.7%
Alternative Loan Trust, 2005-81 A1 (1 mo. USD LIBOR + 0.280%)	0.465%	2/25/37	205,199	176,509	(d)
BX Commercial Mortgage Trust, 2018-IND G (1 mo. USD LIBOR + 2.050%)	2.235%	11/15/35	133,000	128,340	(a)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	3.085%	4/15/34	300,000	248,910	(a)(d)
CSMC Trust, 2019-RPL9 A1	3.092%	10/27/59	243,344	250,086	(a)(d)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	260,000	248,890	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KO91 A2	3.505%	3/25/29	20,000	23,656
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 A1	2.190%	7/25/29	495,357	531,797
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.949%	10/25/29	2,797,748	185,121	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	550,000	512,704	(a)(d)

See Notes to Financial Statements.

24	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (g) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	640,000	$567,386	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 M2 (1 mo. USD LIBOR + 3.250%)	3.435%	7/25/29	250,000	252,183	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA3 M2 (1 mo. USD LIBOR + 2.500%)	2.685%	3/25/30	980,000	984,823	(d)
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.585%	1/25/24	112,124	98,715	(d)
Federal National Mortgage Association (FNMA) — CAS, 2014-C02 1M2 (1 mo. USD LIBOR + 2.600%)	2.785%	5/25/24	209,606	183,297	(d)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	5.185%	7/25/25	62,899	64,148	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C03 1M2 (1 mo. USD LIBOR + 5.300%)	5.485%	10/25/28	216,650	227,497	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.385%	1/25/30	107,780	105,535	(a)(d)
Federal National Mortgage Association (FNMA) —- CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	2.585%	5/25/30	448,017	437,924	(a)(d)
Federal National Mortgage Association (FNMA) —- CAS, 2018-C01 1M2 (1 mo. USD LIBOR + 2.250%)	2.435%	7/25/30	238,354	232,573	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.335%	10/25/30	282,044	277,174	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	2.285%	10/25/39	450,000	436,195	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.228%	4/25/28	99,991	112,210	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M1 A2	3.673%	9/25/28	110,000	128,846	(d)

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (g) — continued
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	10,000	$11,917
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	20,000	23,058
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	99,985	108,074	(d)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.189%	10/16/48	16,996,206	216,260	(d)
Government National Mortgage Association (GNMA), 2014-17 AM	2.580%	6/16/48	417,525	437,023	(d)
Government National Mortgage Association (GNMA), 2016-14 H	2.850%	3/16/57	533,837	564,922
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	3.935%	9/15/31	400,000	380,805	(a)(d)
GS Mortgage Securities Trust, 2017-GS8 C	4.481%	11/10/50	401,000	388,216	(d)
GS Mortgage Securities Trust, 2020-DUNE A (1 mo. USD LIBOR + 1.100%)	1.285%	12/15/36	280,000	260,849	(a)(d)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.705%	11/25/35	258,162	224,086	(d)
IndyMac INDX Mortgage Loan Trust, 2005- AR10 A1 (1 mo. USD LIBOR + 0.260%)	0.445%	6/25/35	268,458	232,949	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD D (1 mo. USD LIBOR + 1.850%)	2.035%	9/15/29	400,000	369,077	(a)(d)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step Bond	3.250%	11/25/59	241,511	240,212	(a)
Motel 6 Trust, 2017-MTL6 B (1 mo. USD LIBOR + 1.190%)	1.375%	8/15/34	304,930	292,718	(a)(d)
Motel 6 Trust, 2017-MTL6 C (1 mo. USD LIBOR + 1.400%)	1.585%	8/15/34	561,714	533,593	(a)(d)
MTRO Commercial Mortgage Trust, 2019- TECH D (1 mo. USD LIBOR + 1.800%)	1.985%	12/15/33	100,000	94,245	(a)(d)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	438,947	460,110	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.000%)	2.175%	11/11/34	243,024	207,473	(a)(d)

See Notes to Financial Statements.

26	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations (g) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8, 2A1A (1 mo. USD LIBOR + 0.580%)	0.765%	7/25/45	70,004		$64,895	(d)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	500,000		583,397
Total Collateralized Mortgage Obligations (Cost — $12,563,857)					12,108,398
Sovereign Bonds — 7.9%
Argentina — 0.0%††
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	150,000		62,251	*(h)
Brazil — 1.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	310,000	BRL	58,601
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	4,597,000	BRL	991,920
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	1,150,000		1,104,000
Total Brazil					2,154,521
Indonesia — 1.1%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	900,000		1,012,622
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	6,941,000,000	IDR	485,894
Indonesia Treasury Bond, Senior Notes	7.500%	6/15/35	330,000,000	IDR	22,808
Total Indonesia					1,521,324
Italy — 1.1%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	1,380,000	EUR	1,597,537	(b)
Kuwait — 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	400,000		446,064	(a)
Mexico — 1.7%
Mexican Bonos, Bonds	8.000%	11/7/47	11,410,000	MXN	553,267
Mexican Bonos, Senior Notes	8.500%	5/31/29	5,540,000	MXN	283,790
Mexican Bonos, Senior Notes	7.750%	11/13/42	17,190,000	MXN	812,543
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	610,000		646,600
Total Mexico					2,296,200
Peru — 0.3%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	400,000		426,600

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†		Value
Qatar — 0.5%
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	540,000		$668,358	(a)
Russia — 1.3%
Russian Federal Bond — OFZ	7.050%	1/19/28	34,230,000	RUB	523,996
Russian Federal Bond — OFZ	6.900%	5/23/29	16,140,000	RUB	245,005
Russian Federal Bond — OFZ	7.650%	4/10/30	6,220,000	RUB	98,981
Russian Federal Bond — OFZ	7.250%	5/10/34	240,000	RUB	3,739
Russian Federal Bond — OFZ	7.700%	3/16/39	53,520,000	RUB	879,552
Total Russia					1,751,273
Total Sovereign Bonds (Cost — $11,395,190)					10,924,128
U.S. Treasury Inflation Protected Securities — 5.6%
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	110,000		149,377
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	470,000		705,044	(i)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	60,000		84,010
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	590,000		810,306	(i)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	1,340,000		1,819,889
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	3,700,000		4,139,756
Total U.S. Treasury Inflation Protected Securities (Cost — $7,057,341)					7,708,382
U.S. Government & Agency Obligations — 5.5%
U.S. Government Obligations — 5.5%
U.S. Treasury Bonds	3.625%	2/15/44	84,000		122,958
U.S. Treasury Bonds	2.000%	2/15/50	2,420,000		2,771,467
U.S. Treasury Bonds	1.250%	5/15/50	1,260,000		1,210,634
U.S. Treasury Notes	0.375%	4/30/25	90,000		90,408
U.S. Treasury Notes	0.250%	5/31/25	850,000		848,971
U.S. Treasury Notes	0.250%	6/30/25	60,000		59,883
U.S. Treasury Notes	0.500%	6/30/27	1,390,000		1,391,140
U.S. Treasury Notes	0.625%	5/15/30	1,170,000		1,166,755
Total U.S. Government & Agency Obligations (Cost — $7,608,000)					7,662,216
Senior Loans — 3.9%
Communication Services — 0.6%
Diversified Telecommunication Services — 0.1%
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.685%	1/31/28	150,000		143,175	(d)(j)(k)
Entertainment — 0.0%††
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	2.178%	10/7/24	49,694		49,458	(d)(j)(k)

See Notes to Financial Statements.

28	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Media — 0.4%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.930%	4/30/25	119,084	$114,668	(d)(j)(k)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.930%	2/1/27	39,799	38,180	(d)(j)(k)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	2.923%	9/18/26	163,403	155,130	(d)(j)(k)
Ziggo Financing Partnership, Term Loan I	—	4/30/28	250,000	235,625	(l)
Total Media				543,603
Wireless Telecommunication Services — 0.1%
T-Mobile USA Inc., Term Loan (1 mo. USD LIBOR + 3.000%)	3.178%	4/1/27	90,000	89,865	(d)(j)(k)
Total Communication Services				826,101
Consumer Discretionary — 0.6%
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	4.250%	9/23/26	99,250	95,197	(d)(j)(k)
Hotels, Restaurants & Leisure — 0.5%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.928%	11/19/26	139,300	131,708	(d)(j)(k)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.928%	1/15/27	79,800	74,879	(d)(j)(k)
Caesars Resort Collection LLC, Term Loan	—	6/19/25	250,000	232,589	(l)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.178%	11/30/23	49,794	47,118	(d)(j)(k)
Golden Nugget Inc., First Initial Term Loan	3.250%	10/4/23	57,802	46,936	(d)(j)(k)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.935%	6/22/26	140,000	130,550	(d)(j)(k)
Scientific Games International Inc., Initial Term Loan B5	2.928-3.612%	8/14/24	79,239	69,651	(d)(j)(k)
Total Hotels, Restaurants & Leisure				733,431
Total Consumer Discretionary				828,628
Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.428%	1/29/27	50,000	46,958	(d)(j)(k)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%	3.072%	9/13/26	39,899	37,306	(d)(j)(k)
US Foods Inc., Retired Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.924%	6/27/23	40,000	37,000	(d)(j)(k)
Total Consumer Staples				121,264

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Financials — 0.6%
Capital Markets — 0.1%
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.178%	7/3/24	59,848	$57,155	(d)(j)(k)
Diversified Financial Services — 0.4%
Citadel Securities LP, Term Loan Facility B (1 mo. USD LIBOR + 2.750%)	2.928%	2/27/26	139,300	135,237	(d)(j)(k)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	4/9/27	110,000	106,562	(d)(j)(k)
RPI 2019 Intermediate Finance Trust, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.928%	2/5/27	139,300	135,876	(d)(j)(k)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.928%	11/16/26	38,646	36,935	(d)(j)(k)
UFC Holdings LLC, Term Loan B (6 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	79,382	75,363	(d)(j)(k)
Wynn Resorts Finance LLC, First Lien Term Loan A (1 mo. USD LIBOR + 1.750%)	1.930%	9/20/24	125,125	116,366	(d)(j)(k)(m)
Total Diversified Financial Services				606,339
Insurance — 0.1%
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	3.178%	8/4/22	29,809	28,971	(d)(j)(k)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.178%	11/3/24	109,164	105,207	(d)(j)(k)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.178%	11/3/23	39,790	38,422	(d)(j)(k)
Total Insurance				172,600
Total Financials				836,094
Health Care — 0.9%
Health Care Providers & Services — 0.5%
Elanco Animal Health Inc., Term Loan B	—	2/4/27	120,000	114,350	(l)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	17,027	15,275	(l)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.822%	2/18/27	72,305	64,864	(d)(j)(k)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.109%	11/15/27	149,250	143,404	(d)(j)(k)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	8/18/22	59,530	58,446	(d)(j)(k)

See Notes to Financial Statements.

30	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.928%	11/17/25	164,914	$153,679	(d)(j)(k)
Sotera Health Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	129,675	126,555	(d)(j)(k)
Total Health Care Providers & Services				676,573
Health Care Technology — 0.2%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	4.818%	2/11/26	168,919	162,725	(d)(j)(k)
Change Healthcare Holdings LLC, Closing Date Term Loan (3 mo. USD LIBOR + 2.500%)	3.500%	3/1/24	154,523	148,052	(d)(j)(k)
Total Health Care Technology				310,777
Pharmaceuticals — 0.2%
Bausch Health Cos. Inc., First Incremental Term Loan	—	11/27/25	300,000	289,187	(l)
Total Health Care				1,276,537
Industrials — 0.8%
Airlines — 0.3%
American Airlines Inc., 2017 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	2.185%	12/14/23	139,490	111,791	(d)(j)(k)
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.510%	4/27/23	100,000	97,900	(d)(j)(k)
JetBlue Airways Corp., Term Loan	—	6/17/24	230,000	225,017	(l)
Total Airlines				434,708
Building Products — 0.2%
Forterra Finance LLC, Term Loan	—	10/25/23	250,000	242,500	(l)
Commercial Services & Supplies — 0.2%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.428%	7/10/26	118,925	114,985	(d)(j)(k)
API Group Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.678%	10/1/26	49,750	48,009	(d)(j)(k)
Garda World Security Corp., First Lien Term Loan B (1 mo. USD LIBOR + 4.750%)	4.930%	10/30/26	20,612	20,200	(d)(j)(k)
GFL Environmental Inc., 2018 Incremental Term Loan (3 mo. USD LIBOR + 3.000%)	4.000%	5/30/25	95,656	92,707	(d)(j)(k)
Total Commercial Services & Supplies				275,901
Electrical Equipment — 0.0%††
Brookfield WEC Holdings Inc., Refinancing Term Loan (1 mo. USD LIBOR + 3.000%)	3.750%	8/1/25	39,748	38,307	(d)(j)(k)

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Road & Rail — 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.308%	12/30/26	90,000	$86,580	(d)(j)(k)
Total Industrials				1,077,996
Information Technology — 0.2%
IT Services — 0.1%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.934%	9/30/24	129,015	125,145	(d)(j)(k)
Software — 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.178%	10/16/26	79,800	76,974	(d)(j)(k)
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	2.750%	9/19/25	78,975	76,839	(d)(j)(k)
Total Software				153,813
Total Information Technology				278,958
Materials — 0.1%
Containers & Packaging — 0.1%
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.928%	2/4/27	99,750	95,724	(d)(j)(k)
Real Estate — 0.0%††
Equity Real Estate Investment Trusts (REITs) — 0.0%††
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.940%	12/20/24	60,000	55,800	(d)(j)(k)
Real Estate Management & Development — 0.0%††
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.000%	4/18/24	19,872	18,017	(d)(j)(k)
Total Real Estate				73,817
Total Senior Loans (Cost — $5,656,842)				5,415,119
Asset-Backed Securities — 3.1%
522 Funding CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.340%)	8.889%	1/15/33	250,000	220,316	(a)(d)
Allegany Park CLO Ltd., 2019-1A C (3 mo. USD LIBOR + 2.550%)	4.384%	1/20/33	250,000	246,587	(a)(d)
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	300,000	265,899	(a)
ARES XLV CLO Ltd., 2017-45A E (3 mo. USD LIBOR + 6.100%)	7.319%	10/15/30	250,000	215,949	(a)(d)
Argent Securities Inc. Pass-Through Certificates, 2004-W7 M1 (1 mo. USD LIBOR + 0.825%)	1.010%	5/25/34	66,856	65,140	(d)
Cedar Funding VIII CLO Ltd., 2017-8A A1 (3 mo. USD LIBOR + 1.250%)	2.385%	10/17/30	250,000	245,773	(a)(d)

See Notes to Financial Statements.

32	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	9.607%	1/20/33	300,000	$251,804	(a)(d)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	5.203%	1/20/33	250,000	239,542	(a)(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC7 M1 (1 mo. USD LIBOR + 0.855%)	1.040%	7/25/34	88,143	83,327	(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC8 M1 (1 mo. USD LIBOR + 0.915%)	1.100%	9/25/34	229,501	219,207	(d)
NADG NNN Operating LP, 19-1 A	3.368%	12/28/49	149,625	143,973	(a)
OHA Loan Funding Ltd., 2015-1A DR2 (3 mo. USD LIBOR + 4.000%)	4.392%	11/15/32	250,000	248,238	(a)(d)
OZLM XVIII Ltd., 2018-18A D (3 mo. USD LIBOR + 2.850%)	4.069%	4/15/31	250,000	218,903	(a)(d)
RAMP Trust, 2006-NC3 M1 (1 mo. USD LIBOR + 0.340%)	0.525%	3/25/36	270,000	247,630	(d)
RASC Series Trust, 2005-KS12 M1 (1 mo. USD LIBOR + 0.440%)	0.625%	1/25/36	15,424	15,396	(d)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	1.141%	3/25/44	125,000	116,607	(d)
SMB Private Education Loan Trust, 2018-C A2A	3.630%	11/15/35	116,590	122,151	(a)
SMB Private Education Loan Trust, 2018-C A2B (1 mo. USD LIBOR + 0.750%)	0.935%	11/15/35	244,937	239,131	(a)(d)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	1.185%	6/15/37	100,000	97,770	(a)(d)
Sound Point CLO XXII Ltd., 2019-1A D (3 mo. USD LIBOR + 3.900%)	5.035%	1/20/32	250,000	237,552	(a)(d)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	98,857	97,639	(a)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	6.376%	4/16/31	250,000	196,563	(a)(d)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	28,608	30,431
Wellfleet CLO Ltd., 2017-3A C (3 mo. USD LIBOR + 2.750%)	3.885%	1/17/31	250,000	212,340	(a)(d)
Total Asset-Backed Securities (Cost — $4,531,201)				4,277,868

			Shares
Investments in Underlying Funds — 2.1%
Invesco Senior Loan ETF (Cost — $3,100,573)			137,763	2,941,240

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Security		Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.0%††
3-Month Euribor, Put @ 100.25EUR		3/15/21	106	106,000,000	$4,464
Eurodollar Futures, Put @ $99.50		9/14/20	128	320,000	2,400
U.S. Treasury 5-Year Notes Futures, Put @ $116.50		7/24/20	207	207,000	0	(n)
U.S. Treasury Long-Term Bonds Futures, Put @ $162.00		7/24/20	20	20,000	625
Total Exchange-Traded Purchased Options (Cost — $16,354)					7,489

	Counterparty
OTC Purchased Options — 0.1%
Credit default swaption to buy protection on Markit CDX.NA.HY.34 Index, Put @ 100.00bps	Credit Suisse	9/16/20	720,000	720,000	49,068
Credit default swaption to buy protection on Markit CDX.NA.HY.34 Index, Put @ 100.00bps	Credit Suisse	9/16/20	720,000	720,000	49,068
Interest rate swaption, Put @ 188.00bps	Morgan Stanley & Co. Inc.	7/30/20	90,000	90,000	3
Interest rate swaption, Put @ 188.00bps	Morgan Stanley & Co. Inc.	7/30/20	280,000	280,000	9
Interest rate swaption, Put @ 192.25bps	Morgan Stanley & Co. Inc.	7/30/20	300,000	300,000	8
Interest rate swaption, Put @ 191.25bps	Morgan Stanley & Co. Inc.	8/19/20	430,000	430,000	119
U.S. Dollar/Brazilian Real, Put @ 4.64BRL	Morgan Stanley & Co. Inc.	9/2/20	300,000	300,000	539
U.S. Dollar/Euro, Put @ 1.14EUR	Goldman Sachs Group Inc.	9/11/20	1,180,000	1,180,000	9,248
Total OTC Purchased Options (Cost — $100,042)					108,062
Total Purchased Options (Cost — $116,396)					115,551

See Notes to Financial Statements.

34	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†		Value
Municipal Bonds — 0.0%††
Missouri — 0.0%††
Missouri State HEFA Revenue, The Washington University, Taxable, Series A, Refunding (Cost — $40,000)	3.229%	5/15/50	40,000		$45,574
Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Argentina — 0.0%††
Argentina Treasury Bond (Cost — $18,644)	1.000%	8/5/21	1,732,532	ARS	18,154	(o)
Total Investments before Short-Term Investments (Cost — $129,518,402)					130,934,184
Short-Term Investments — 11.3%
U.S. Treasury Bills — 11.0%
U.S. Treasury Bills	0.161%	10/13/20	6,000,000		5,997,227	(p)
U.S. Treasury Bills	0.159%	10/15/20	4,000,000		3,998,145	(p)
U.S. Treasury Bills	0.161%	10/22/20	5,210,000		5,207,383	(p)
Total U.S. Treasury Bills (Cost — $15,202,796)					15,202,755

			Shares
Overnight Deposits — 0.3%
BNY Mellon Cash Reserve Fund (Cost — $389,646)	0.010%		389,646		389,646
Total Short-Term Investments (Cost — $15,592,442)					15,592,401
Total Investments — 105.7% (Cost — $145,110,844)					146,526,585
Liabilities in Excess of Other Assets — (5.7)%					(7,856,822)
Total Net Assets — 100.0%					$138,669,763

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2020, the Fund held TBA securities with a total cost of $10,356,184.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	The coupon payment on these securities is currently in default as of June 30, 2020. (i) All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of June 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(m)	Security is valued using significant unobservable inputs (Note 1).

(n)	Value is less than $1.

(o)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(p)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.

36	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

ARS	— Argentine Peso

bps	— basis point spread (100 basis points = 1.00%)

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

ETF	— Exchange-Traded Fund

EUR	— Euro

HEFA	— Health & Educational Facilities Authority

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security		Expiration Date	Strike Price		Contracts	Notional Amount†	Value
3-Month Euribor, Put		3/15/21	99.63	EUR	106	106,000,000	$(2,232)
Eurodollar Futures, Put		9/14/20	$99.63		64	160,000	(2,400)
U.S. Treasury Long-Term Bonds Futures, Call		7/24/20	178.00		21	21,000	(41,016)
U.S. Treasury Long-Term Bonds Futures, Call		7/24/20	180.00		14	14,000	(14,875)
U.S. Treasury Long-Term Bonds Futures, Call		7/24/20	187.00		8	8,000	(1,000)
U.S. Treasury Long-Term Bonds Futures, Call		7/24/20	205.00		20	20,000	(625)
U.S. Treasury Long-Term Bonds Futures, Put		7/24/20	150.00		20	20,000	(313)
U.S. Treasury Long-Term Bonds Futures, Put		7/24/20	175.00		14	14,000	(6,343)
Total Exchange-Traded Written Options (Premiums received — $120,439)							$(68,804)
OTC Written Options

	Counterparty
Credit default swaption to sell protection on Markit CDX.NA.HY.34 Index, Put	Credit Suisse	9/16/20	93.50	bps	1,440,000	1,440,000	$(47,150)
Credit default swaption to sell protection on Markit CDX.NA.HY.34 Index, Put	Credit Suisse	9/16/20	95.00	bps	1,440,000	1,440,000	(55,520)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	510,000	510,000	0	(a)

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Schedule of Written Options (cont’d)
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	1,540,000	1,540,000	$0	(a)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	160.00	bps	1,520,000	1,520,000	0	(a)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/19/20	160.00	bps	2,130,000	2,130,000	0	(a)
U.S. Dollar/Brazilian Real, Call	Morgan Stanley & Co. Inc.	9/2/20	5.67	BRL	300,000	300,000	(7,641)
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	7/24/20	25.52	MXN	1,150,000	1,150,000	(124,065)
Total OTC Written Options (Premiums received — $133,537)							$(234,376)
Total Written Options (Premiums received — $253,976)							$(303,180)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	Value is less than $1.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

BRL	— Brazilian Real

EUR	— Euro

MXN	— Mexican Peso

At June 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	38	12/20	$9,361,136	$9,472,450	$111,314
Euro-BTP	43	9/20	6,819,974	6,948,750	128,776
Euro-OAT	5	9/20	930,818	941,481	10,663
U.S. Treasury 5-Year Notes	255	9/20	31,980,864	32,064,258	83,394
U.S. Treasury Long-Term Bonds	198	9/20	35,318,180	35,355,375	37,195
					371,342
Contracts to Sell:
90-Day Eurodollar	130	3/21	32,355,190	32,435,000	(79,810)
90-Day Eurodollar	100	12/21	24,784,690	24,950,000	(165,310)
Euro-Bund	55	9/20	10,828,847	10,904,214	(75,367)
Japanese 10-Year Bonds	1	9/20	1,411,124	1,408,444	2,680
U.S. Treasury 10-Year Notes	243	9/20	33,677,154	33,818,766	(141,612)

See Notes to Financial Statements.

38	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury Ultra 10-Year Notes	15	9/20	$2,353,559	$2,362,266	$(8,707)
U.S. Treasury Ultra Long- Term Bonds	4	9/20	878,118	872,625	5,493
United Kingdom 10-Year Long Gilt Bonds	46	9/20	7,806,768	7,823,131	(16,363)
					(478,996)
Net unrealized depreciation on open futures contracts					$(107,654)

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	102,357	USD	75,261	BNP Paribas SA	7/16/20	$(105)
CAD	102,948	USD	75,892	BNP Paribas SA	7/16/20	(303)
CAD	306,562	USD	227,110	BNP Paribas SA	7/16/20	(2,018)
CAD	307,569	USD	226,880	BNP Paribas SA	7/16/20	(1,049)
CAD	408,966	USD	301,164	BNP Paribas SA	7/16/20	(883)
CAD	3,120,000	USD	2,236,431	BNP Paribas SA	7/16/20	54,417
CNH	19,939	USD	2,820	BNP Paribas SA	7/16/20	(2)
EUR	210,000	USD	235,578	BNP Paribas SA	7/16/20	371
EUR	220,000	USD	247,148	BNP Paribas SA	7/16/20	36
EUR	300,000	USD	340,476	BNP Paribas SA	7/16/20	(3,406)
USD	613,622	CAD	840,000	BNP Paribas SA	7/16/20	(3,145)
USD	1,680,156	CAD	2,300,000	BNP Paribas SA	7/16/20	(8,610)
USD	2,807	CNH	19,939	BNP Paribas SA	7/16/20	(11)
USD	349,025	CNY	2,480,000	BNP Paribas SA	7/16/20	(1,239)
USD	10,932	EUR	10,000	BNP Paribas SA	7/16/20	(303)
USD	15,730	EUR	13,964	BNP Paribas SA	7/16/20	41
USD	48,614	EUR	43,295	BNP Paribas SA	7/16/20	(31)
USD	66,472	EUR	59,168	BNP Paribas SA	7/16/20	(7)
USD	67,561	EUR	60,000	BNP Paribas SA	7/16/20	147
USD	512,063	EUR	470,000	BNP Paribas SA	7/16/20	(16,013)
USD	1,047,310	EUR	958,000	BNP Paribas SA	7/16/20	(29,067)
BRL	65,701	USD	12,730	Citibank N.A.	7/16/20	(772)
BRL	190,951	USD	36,289	Citibank N.A.	7/16/20	(1,538)
BRL	191,463	USD	37,084	Citibank N.A.	7/16/20	(2,239)
BRL	220,094	USD	41,906	Citibank N.A.	7/16/20	(1,851)

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,353,400	USD	274,557	Citibank N.A.	7/16/20	$(28,252)
EUR	74,321	USD	81,175	Citibank N.A.	7/16/20	2,330
EUR	160,000	USD	174,466	Citibank N.A.	7/16/20	5,305
EUR	200,000	USD	217,306	Citibank N.A.	7/16/20	7,407
EUR	366,502	USD	397,645	Citibank N.A.	7/16/20	14,144
GBP	30,069	USD	37,823	Citibank N.A.	7/16/20	(666)
GBP	90,330	USD	113,262	Citibank N.A.	7/16/20	(1,638)
GBP	90,335	USD	113,162	Citibank N.A.	7/16/20	(1,532)
GBP	119,838	USD	148,727	Citibank N.A.	7/16/20	(638)
GBP	139,200	USD	174,010	Citibank N.A.	7/16/20	(1,995)
GBP	904,739	USD	1,123,270	Citibank N.A.	7/16/20	(5,248)
IDR	178,035,966	USD	12,481	Citibank N.A.	7/16/20	(41)
IDR	179,711,974	USD	12,569	Citibank N.A.	7/16/20	(13)
IDR	533,741,794	USD	37,306	Citibank N.A.	7/16/20	(14)
IDR	537,814,771	USD	37,781	Citibank N.A.	7/16/20	(204)
IDR	705,426,755	USD	49,241	Citibank N.A.	7/16/20	47
IDR	7,085,047,145	USD	428,618	Citibank N.A.	7/16/20	66,415
PHP	3,100,000	USD	60,760	Citibank N.A.	7/16/20	1,409
PHP	3,938,837	USD	77,810	Citibank N.A.	7/16/20	1,182
PHP	12,130,000	USD	238,502	Citibank N.A.	7/16/20	4,761
PHP	15,540,000	USD	305,378	Citibank N.A.	7/16/20	6,272
RUB	5,225,984	USD	68,808	Citibank N.A.	7/16/20	4,389
USD	72,022	AUD	112,509	Citibank N.A.	7/16/20	(5,448)
USD	291,053	CAD	410,094	Citibank N.A.	7/16/20	(10,057)
USD	13,211	COP	53,082,122	Citibank N.A.	7/16/20	(962)
USD	16,579	EUR	14,810	Citibank N.A.	7/16/20	(61)
USD	87,534	EUR	80,000	Citibank N.A.	7/16/20	(2,351)
USD	153,676	GBP	123,698	Citibank N.A.	7/16/20	818
USD	450,238	MXN	11,269,434	Citibank N.A.	7/16/20	(36,353)
USD	74,628	ZAR	1,298,100	Citibank N.A.	7/16/20	57
ZAR	1,298,100	USD	71,418	Citibank N.A.	7/16/20	3,153
BRL	68,319	USD	12,785	Goldman Sachs Group Inc.	7/16/20	(352)
BRL	256,688	USD	47,895	Goldman Sachs Group Inc.	7/16/20	(1,180)
GBP	30,881	USD	38,165	Goldman Sachs Group Inc.	7/16/20	(5)
MXN	712,105	USD	31,950	Goldman Sachs Group Inc.	7/16/20	(1,202)
MXN	778,444	USD	34,316	Goldman Sachs Group Inc.	7/16/20	(704)
MXN	2,145,707	USD	95,770	Goldman Sachs Group Inc.	7/16/20	(3,123)
MXN	2,317,922	USD	103,444	Goldman Sachs Group Inc.	7/16/20	(3,361)
MXN	2,856,381	USD	126,136	Goldman Sachs Group Inc.	7/16/20	(2,804)

See Notes to Financial Statements.

40	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	6,426,640	USD	281,500	Goldman Sachs Group Inc.	7/16/20	$(4,011)
MXN	13,292,633	USD	539,989	Goldman Sachs Group Inc.	7/16/20	33,959
MXN	14,533,265	USD	637,933	Goldman Sachs Group Inc.	7/16/20	(10,417)
MXN	28,765,600	USD	1,317,963	Goldman Sachs Group Inc.	7/16/20	(75,924)
RUB	1,068,053	USD	15,334	Goldman Sachs Group Inc.	7/16/20	(374)
RUB	3,081,030	USD	44,805	Goldman Sachs Group Inc.	7/16/20	(1,651)
RUB	107,296,724	USD	1,531,334	Goldman Sachs Group Inc.	7/16/20	(28,491)
USD	75,619	EUR	70,000	Goldman Sachs Group Inc.	7/16/20	(3,031)
USD	4,383	JPY	469,844	Goldman Sachs Group Inc.	7/16/20	27
USD	15,900	JPY	1,700,000	Goldman Sachs Group Inc.	7/16/20	139
USD	48,971	JPY	5,319,743	Goldman Sachs Group Inc.	7/16/20	(349)
USD	18,976	RUB	1,326,343	Goldman Sachs Group Inc.	7/16/20	399
USD	55,015	RUB	3,848,957	Goldman Sachs Group Inc.	7/16/20	1,105
USD	74,400	RUB	5,193,588	Goldman Sachs Group Inc.	7/16/20	1,657
USD	262,955	RUB	21,096,220	Goldman Sachs Group Inc.	7/16/20	(32,528)
USD	547,101	RUB	41,207,352	Goldman Sachs Group Inc.	7/16/20	(30,067)
AUD	27,936	USD	19,151	JPMorgan Chase & Co.	7/16/20	85
AUD	29,088	USD	20,024	JPMorgan Chase & Co.	7/16/20	5
AUD	85,305	USD	58,905	JPMorgan Chase & Co.	7/16/20	(167)
AUD	85,333	USD	59,422	JPMorgan Chase & Co.	7/16/20	(664)
AUD	112,880	USD	77,346	JPMorgan Chase & Co.	7/16/20	379
AUD	1,023,785	USD	637,936	JPMorgan Chase & Co.	7/16/20	67,006
CNY	616,330	USD	86,321	JPMorgan Chase & Co.	7/16/20	727
CNY	5,859,834	USD	829,101	JPMorgan Chase & Co.	7/16/20	(1,483)
INR	11,149,362	USD	142,393	JPMorgan Chase & Co.	7/16/20	5,037
PHP	3,430,000	USD	67,425	JPMorgan Chase & Co.	7/16/20	1,362
USD	561,890	CNY	3,996,164	JPMorgan Chase & Co.	7/16/20	(2,511)
USD	376,709	EUR	343,333	JPMorgan Chase & Co.	7/16/20	(9,049)
USD	43,791	IDR	680,728,493	JPMorgan Chase & Co.	7/16/20	(3,772)
USD	14,222	INR	1,089,651	JPMorgan Chase & Co.	7/16/20	(187)
USD	735,987	PHP	38,138,837	JPMorgan Chase & Co.	7/16/20	(28,876)
CAD	110,000	USD	78,029	Morgan Stanley & Co. Inc.	7/16/20	2,737
CAD	995,140	USD	705,911	Morgan Stanley & Co. Inc.	7/16/20	24,767
COP	561,230,382	USD	136,561	Morgan Stanley & Co. Inc.	7/16/20	13,288
USD	592,020	EUR	520,000	Goldman Sachs Group Inc.	9/15/20	6,961
CAD	840,000	USD	613,716	BNP Paribas SA	10/16/20	3,162
CAD	2,300,000	USD	1,680,413	BNP Paribas SA	10/16/20	8,657
USD	236,065	EUR	210,000	BNP Paribas SA	10/16/20	(397)

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	247,657	EUR	220,000	BNP Paribas SA	10/16/20	$(64)
ZAR	1,298,100	USD	73,962	Citibank N.A.	10/16/20	(71)
Total						$(70,720)

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

COP	— Colombian Peso

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

PHP	— Philippine Peso

RUB	— Russian Ruble

USD	— United States Dollar

ZAR	— South African Rand

At June 30, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at June 30, 2020[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
BNP Paribas SA (Daimler AG, 1.400%, due 1/12/24)	530,000	EUR	12/20/24	0.955%	1.000% quarterly	$(1,187)	$(11,785)	$10,598

See Notes to Financial Statements.

42	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at June 30, 2020[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas SA (Volkswagen AG, 0.500%, due 3/30/21)	530,000	EUR	12/20/24	1.179%	1.000% quarterly	$(4,699)	$6,734	$(11,433)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
30,500,000	MXN	4/5/21	28-Day MXN TIIE-Banxico every 28 days	7.351% every 28 days	$(18,581)	$46,595
4,666,000		3/23/22	3-Month LIBOR quarterly	0.600% semi-annually	590	29,259
2,470,000	CAD	8/13/24	3-Month CAD CDOR semi-annually	1.545% semi-annually	—	62,326
1,870,000		8/15/24	1.504% semi-annually	3-Month LIBOR quarterly	—	(94,589)
11,018,000		8/31/24	3-Month LIBOR quarterly	0.380% semi-annually	1,627	47,663
2,720,000		3/23/25	3-Month LIBOR quarterly	0.700% semi-annually	(2,190)	52,812
11,461,000		6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	(87,216)	(706,516)
1,628,000		7/31/26	1.520% semi-annually	3-Month LIBOR quarterly	6,331	(116,434)
1,531,000		11/15/26	1.600% semi-annually	3-Month LIBOR quarterly	237	(114,838)
638,000		11/15/26	1.650% semi-annually	3-Month LIBOR quarterly	(2,414)	(47,371)
3,402,000		2/15/27	0.750% semi-annually	3-Month LIBOR quarterly	601	(70,919)
3,680,000		3/24/27	3-Month LIBOR quarterly	0.770% semi-annually	26,098	54,324
886,000		5/15/27	0.260% annually	U.S. Daily Federal Funds Intraday Effective Rate annually	(2,975)	768
1,716,000		11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	(68,446)	(299,406)

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Total Return ETF

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	3,002,000	11/15/45	0.600% semi-annually	3-Month LIBOR quarterly	$213,443	$7,878
	442,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	7,424	(5,040)
Total					$74,529	$(1,153,488)

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Appreciation
Citibank N.A.	1,277,000	BRL	1/4/27	BRL-CDI**	7.024	%**	$700	$9,196
JPMorgan Chase & Co.	300,000	BRL	1/4/27	BRL-CDI**	7.044	%**	—	2,375
Total							$700	$11,571

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[4]
Reference Entity	Notional Amount2	Termination Date	Periodic Payments Received by the Fund†	Market Value5	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.HY.34 Index	$3,657,500	6/20/25	5.000% quarterly	$(25,229)	$(126,836)	$101,607
Markit CDX.NA.IG.34 Index	1,115,000	6/20/25	1.000% quarterly	13,032	15,064	(2,032)
Total	$4,772,500			$(12,197)	$(111,772)	$99,575

See Notes to Financial Statements.

44	Western Asset Total Return ETF 2020 Semi-Annual Report

Western Asset Total Return ETF

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

CAD	— Canadian Dollar

CDOR	— Canadian Dollar Offered Rate

EUR	— Euro

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	45

Statement of assets and liabilities (unaudited)

June 30, 2020

Assets:
Investments, at value (Cost — $145,110,844)	$146,526,585
Foreign currency, at value (Cost — $584,809)	597,280
Receivable for securities sold	4,011,537
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $848,428)	887,054
Interest receivable	832,436
Unrealized appreciation on forward foreign currency contracts	344,160
Deposits with brokers for open futures contracts and exchange-traded options	320,625
Deposits with brokers for OTC derivatives	140,000
Receivable from broker — net variation margin on centrally cleared swap contracts	68,495
Receivable from broker — net variation margin on open futures contracts	56,483
OTC swaps, at value (premiums paid — $700)	12,271
Deposits with brokers for centrally cleared swap contracts	6,790
Total Assets	153,803,716

Liabilities:
Payable for securities purchased	14,311,376
Unrealized depreciation on forward foreign currency contracts	414,880
Written options, at value (premiums received — $253,976)	303,180
Due to custodian	56,087
Investment management fee payable	42,544
OTC swaps, at value (net premiums received — $5,051)	5,886
Total Liabilities	15,133,953
Total Net Assets	$138,669,763

Net Assets:
Par value (Note 5)	$50
Paid-in capital in excess of par value	135,412,028
Total distributable earnings (loss)	3,257,685
Total Net Assets	$138,669,763

Shares Outstanding	5,000,000

Net Asset Value	$27.73

See Notes to Financial Statements.

46	Western Asset Total Return ETF 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2020

Investment Income:
Dividends	$75,194
Interest	1,570,455
Total Investment Income	1,645,649

Expenses:
Investment management fee (Note 2)	272,142
Total Expenses	272,142
Less: Fee waivers and/or expense reimbursements (Note 2)	(22,215)
Net Expenses	249,927
Net Investment Income	1,395,722

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(420,532)
Futures contracts	5,325,995
Written options	865,059
Swap contracts	(1,217,205)
Forward foreign currency contracts	(871,913)
Foreign currency transactions	(46,625)
Net Realized Gain	3,634,779
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(168,611)
Futures contracts	320,125
Written options	(67,263)
Swap contracts	(1,386,354)
Forward foreign currency contracts	(292,350)
Foreign currencies	15,495
Change in Net Unrealized Appreciation (Depreciation)	(1,578,958)
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	2,055,821
Increase in Net Assets From Operations	$3,451,543

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	47

Statements of changes in net assets

For the Six Months Ended June 30, 2020 (unaudited) and the Year Ended December 31, 2019	2020	2019

Operations:
Net investment income	$1,395,722	$1,358,519
Net realized gain	3,634,779	1,568,564
Change in net unrealized appreciation (depreciation)	(1,578,958)	1,716,870
Increase in Net Assets From Operations	3,451,543	4,643,953

Distributions to Shareholders From (Note 1):
Total distributable earnings	(1,300,496)	(3,705,009)
Decrease in Net Assets From Distributions to Shareholders	(1,300,496)	(3,705,009)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (2,200,000 and 3,100,000 shares issued, respectively)	60,742,958	84,133,067
Cost of shares repurchased (1,200,000 and 100,000 shares repurchased, respectively)	(31,749,363)	(2,708,498)
Increase in Net Assets From Fund Share Transactions	28,993,595	81,424,569
Increase in Net Assets	31,144,642	82,363,513

Net Assets:
Beginning of period	107,525,121	25,161,608
End of period	$138,669,763	$107,525,121

See Notes to Financial Statements.

48	Western Asset Total Return ETF 2020 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2020[1,2]	2019[1]	2018[1,3]

Net asset value, beginning of period	$26.88	$25.16	$25.00

Income from operations:
Net investment income	0.34	0.82	0.20
Net realized and unrealized gain	0.82	2.45	0.10
Total income from operations	1.16	3.27	0.30

Less distributions from:
Net investment income	(0.31)	(0.90)	(0.14)
Net realized gains	—	(0.65)	—
Total distributions	(0.31)	(1.55)	(0.14)

Net asset value, end of period	$27.73	$26.88	$25.16
Total return, based on NAV[4]	4.37%	13.19%	1.19%

Net assets, end of period (000s)	$138,670	$107,525	$25,162

Ratios to average net assets:
Gross expenses[5]	0.49%[6]	0.49%	0.49%[6]
Net expenses[5,7]	0.45 [6]	0.45	0.45 [6]
Net investment income	2.51 [6]	3.09	3.33 [6]

Portfolio turnover rate[8]	66%	80%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]	For the period October 3, 2018 (inception date) to December 31, 2018.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement, to the average net assets did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to May 1, 2021 without the Board of Trustees’ consent.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar rolls transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 106% for the six months ended June 30, 2020, 285% and 97% for the year ended December 31, 2019 and the period ended December 31, 2018, respectively.

See Notes to Financial Statements.

Western Asset Total Return ETF 2020 Semi-Annual Report	49

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV. The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or

50	Western Asset Total Return ETF 2020 Semi-Annual Report

exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Western Asset Total Return ETF 2020 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

52	Western Asset Total Return ETF 2020 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$54,211,799	—	$54,211,799
Mortgage-Backed Securities	—	25,505,755	—	25,505,755
Collateralized Mortgage Obligations	—	12,108,398	—	12,108,398
Sovereign Bonds	—	10,924,128	—	10,924,128
U.S. Treasury Inflation Protected Securities	—	7,708,382	—	7,708,382
U.S. Government & Agency Obligations	—	7,662,216	—	7,662,216
Senior Loans:
Financials	—	719,728	$116,366	836,094
Other Senior Loans	—	4,579,025	—	4,579,025
Asset-Backed Securities	—	4,277,868	—	4,277,868
Investments in Underlying Funds	$2,941,240	—	—	2,941,240
Purchased Options:
Exchange-Traded Purchased Options	7,489	—	—	7,489
OTC Purchased Options	—	108,062	—	108,062
Municipal Bonds	—	45,574	—	45,574
Non-U.S. Treasury Inflation Protected Securities	—	18,154	—	18,154
Total Long-Term Investments	2,948,729	127,869,089	116,366	130,934,184
Short-Term Investments†:
U.S. Treasury Bills	—	15,202,755	—	15,202,755
Overnight Deposits	—	389,646	—	389,646
Total Short-Term Investments	—	15,592,401	—	15,592,401
Total Investments	$2,948,729	$143,461,490	$116,366	$146,526,585

Western Asset Total Return ETF 2020 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$379,515	—	—	$379,515
Forward Foreign Currency Contracts	—	$344,160	—	344,160
Centrally Cleared Interest Rate Swaps	—	301,625	—	301,625
OTC Interest Rate Swaps‡	—	12,271	—	12,271
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	101,607	—	101,607
Total Other Financial Instruments	$379,515	$759,663	—	$1,139,178
Total	$3,328,244	$144,221,153	$116,366	$147,665,763

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$68,804	—	—	$68,804
OTC Written Options	—	$234,376	—	234,376
Futures Contracts	487,169	—	—	487,169
Forward Foreign Currency Contracts	—	414,880	—	414,880
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	1,187	—	1,187
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	4,699	—	4,699
Centrally Cleared Interest Rate Swaps	—	1,455,113	—	1,455,113
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	2,032	—	2,032
Total	$555,973	$2,112,287	—	$2,668,260

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

54	Western Asset Total Return ETF 2020 Semi-Annual Report

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase,

Western Asset Total Return ETF 2020 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes or in an attempt to increase the Fund’s return. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

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(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2020, the total notional value of all credit default swaps to sell protection was EUR 530,000 and $4,772,500. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced entity.

For average notional amounts of swaps held during the six months ended June 30, 2020, see Note 4.

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Notes to financial statements (unaudited) (cont’d)

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

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Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

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Notes to financial statements (unaudited) (cont’d)

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2020, the Fund had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest and principal currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

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(l) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(n) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(o) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as

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Notes to financial statements (unaudited) (cont’d)

adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(p) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

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Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(r) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(s) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral

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Notes to financial statements (unaudited) (cont’d)

posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments. As of June 30, 2020, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $140,000, which could be used to reduce the required payment.

As of June 30, 2020, the Fund held OTC written options, OTC swap contracts and forward foreign currency contracts with credit related contingent features which had a net liability position of $655,142. If a contingent feature would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

At June 30, 2020, the Fund held non-cash collateral from Citibank N.A. and JPMorgan Chase & Co. in the amounts of $83,091 and $9,047, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(t) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

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(u) Distributions to shareholders. Distributions from net investment income are declared and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(v) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(w) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), is the Fund’s subadviser and Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s sub-subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

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Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.49% of the Fund’s average daily net assets.

LMPFA has agreed to waive fees and/or reimburse investment manager fees, so that the ratio of total annual fund operating expenses will not exceed 0.45% of the Fund’s average daily net assets (subject to the same exclusions as the investment management agreement). This arrangement cannot be terminated prior to May 1, 2021 without the Board of Trustees consent.

During the six months ended June 30, 2020, fees waived and/or expenses reimbursed amounted to $22,215.

As compensation for its subadvisory services, LMPFA pays Western Asset monthly 70% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

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3. Investments

During the six months ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$47,526,911	$96,553,461
Sales	23,005,336	96,431,159

At June 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$145,110,844	$4,069,013	$(2,653,272)	$1,415,741
Swap contracts	(41,594)	425,401	(1,468,578)	(1,043,177)
Written options	(253,976)	77,405	(126,609)	(49,204)
Futures contracts	—	379,515	(487,169)	(107,654)
Forward foreign currency contracts	—	344,160	(414,880)	(70,720)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$7,628	$9,787	$98,136	$115,551
Futures contracts[3]	379,515	—	—	379,515
OTC swap contracts[4]	12,271	—	—	12,271
Centrally cleared swap contracts[5]	301,625	—	101,607	403,232
Forward foreign currency contracts	—	344,160	—	344,160
Total	$701,039	$353,947	$199,743	$1,254,729

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Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$68,804	$131,706	$102,670	$303,180
Futures contracts[3]	487,169	—	—	487,169
OTC swap contracts[4]	—	—	5,886	5,886
Centrally cleared swap contracts[5]	1,455,113	—	2,032	1,457,145
Forward foreign currency contracts	—	414,880	—	414,880
Total	$2,011,086	$546,586	$110,588	$2,668,260

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(894,368)	$(138,843)	$(38,441)	$(1,071,652)
Written options	769,669	53,450	41,940	865,059
Futures contracts	5,325,995	—	—	5,325,995
Swap contracts	(1,552,961)	—	335,756	(1,217,205)
Forward foreign currency contracts	—	(871,913)	—	(871,913)
Total	$3,648,335	$(957,306)	$339,255	$3,030,284

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.

68	Western Asset Total Return ETF 2020 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(9,604)	$(10,730)	$44,495	$24,161
Written options	59,345	(82,402)	(44,206)	(67,263)
Futures contracts	320,125	—	—	320,125
Swap contracts	(1,509,926)	—	123,572	(1,386,354)
Forward foreign currency contracts	—	(292,350)	—	(292,350)
Total	$(1,140,060)	$(385,482)	$123,861	$(1,401,681)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.

During the six months ended June 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$216,033
Written options	472,444
Futures contracts (to buy)	132,896,849
Futures contracts (to sell)	73,512,524
Forward foreign currency contracts (to buy)	12,624,185
Forward foreign currency contracts (to sell)	8,035,987

Average Notional Balance
Interest rate swap contracts	$46,590,013
Credit default swap contracts (to buy protection)	1,743,830
Credit default swap contracts (to sell protection)	4,633,694

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
BNP Paribas SA	$66,831	$(72,539)	$(5,708)	—	$(5,708)
Citibank N.A.	127,585	(101,944)	25,641	$(83,091)	(57,450)
Credit Suisse	98,136	(102,670)	(4,534)	—	(4,534)
Goldman Sachs Group Inc.	53,495	(323,639)	(270,144)	140,000	(130,144)
JPMorgan Chase & Co.	76,976	(46,709)	30,267	(9,047)	21,220
Morgan Stanley & Co. Inc.	41,470	(7,641)	33,829	—	33,829
Total	$464,493	$(655,142)	$(190,649)	$47,862	$(142,787)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Western Asset Total Return ETF 2020 Semi-Annual Report	69

Notes to financial statements (unaudited) (cont’d)

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Fund share transactions

At June 30, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 100,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on a cash basis. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

70	Western Asset Total Return ETF 2020 Semi-Annual Report

Board approval of new management and new subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees held on April 7, 2020, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Trust, approved new management and investment advisory agreements to take effect, subject to shareholder approval, upon the sale of Legg Mason, Inc. to Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton.1 The agreements were a new management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, a new sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset”) provides day-to-day management of the Fund’s portfolio, and new sub-sub-advisory agreements pursuant to which Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore” and collectively with Western Asset, Western Asset London and Western Asset Japan, the “Sub-Advisers”) provide certain sub-sub-advisory services relating to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments. (The new management agreement, the new sub-advisory agreement and the new sub-sub-advisory agreements are collectively referred to as the “New Agreements.”) The current management agreement and current sub-advisory agreements are collectively referred to as the “Current Agreements.” The New Agreements are identical to the Current Agreements, except for the dates of execution, effectiveness and termination. The Board considered that the Current Agreements were considered by the Board in the exercise of its business judgment as recently as at a meeting of the Trust’s Board of Trustees held in November 2019.

The sale of Legg Mason, Inc. to Franklin Resources, Inc. (referred to herein as the “Transaction”) was consummated on July 31, 2020. The Manager and the Subadvisers, each a wholly-owned subsidiary of Legg Mason, Inc., became subsidiaries of Franklin Templeton. The sale resulted in what is commonly called a “change of control” of Legg Mason and caused the Current Agreements to terminate in accordance with applicable law.

The Board also approved an interim management agreement with the Manager and interim sub-advisory agreements between the Manager and the Subadvisers that would have taken effect in the event shareholders had not approved the New Agreements before the Transaction was completed to allow the Manager and the Subadvisers to continue providing services to the Fund while shareholder approval of the New Agreements continued to be

[1]

The meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Western Asset Total Return ETF	71

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

sought. (The interim management agreement and interim sub-advisory agreements are collectively referred to as the “Interim Agreements.”) The terms of the Interim Agreements are identical to those of the Current Agreements, except for the term and certain escrow provisions. At a meeting held on July 14, 2020, shareholders of the Fund approved the New Agreements.

At a telephonic meeting of the Trust’s Board of Trustees held on March 9, 2020, the Trustees discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

At the March and April meetings, the Independent Trustees considered, among other things, the anticipated impact of the Transaction on the Fund and its shareholders. To assist the Independent Trustees in their consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, Legg Mason provided materials and information about Legg Mason, including performance and expense comparison data and profitability information with respect to the Fund and the Legg Mason fund complex as a whole, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of Franklin Templeton, Legg Mason, the Manager and the Subadvisers. The Independent Trustees requested and received information from Legg Mason and Franklin Templeton they deemed reasonably necessary for their review of the New Agreements. Included was information about the Transaction, distribution arrangements, Franklin Templeton’s business plan and other anticipated impacts of the Transaction on the Fund and its shareholders. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board. Following their review of this information, the Independent Trustees requested additional information from Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to these requests, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in portions of the meetings and addressed various questions raised by the Independent Trustees.

In voting to approve the New Agreements, the Independent Trustees considered whether the approval of the New Agreements would be in the best interests of the Fund and its shareholders. The Trustees’ evaluation of the New Agreements reflected the information

72	Western Asset Total Return ETF

provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Current Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Among other things, the Trustees considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton informed the Board that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager and Subadvisers, including compliance and other non-advisory services, and represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)	that Franklin Templeton and Legg Mason informed the Board regarding initial transition plans and that they are instituting long-term retention arrangements for key personnel;

(v)	that Franklin Templeton informed the Board that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution;

(vi)	that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vii)

that Franklin Templeton informed the Board that it has no present intention to alter currently effective expense waivers and reimbursement arrangements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(viii)	that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of Fund as a result of the Transaction;

(ix)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(x)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expenses by spreading expenses over a larger asset base;

Western Asset Total Return ETF	73

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

(xi)

that Franklin Templeton and Legg Mason will each derive direct and ancillary benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xii)	the fact that the Fund’s contractual management fee rate will remain the same and will not increase by virtue of the New Agreements;

(xiii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Current Agreement except for their respective dates of execution, effectiveness and termination;

(xiv)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xv)

that at the November 2019 meeting, the Board conducted a full review of the investment advisory and distribution arrangements for the Fund and approved the Current Agreements in accordance with the provisions of the Investment Company Act of 1940, as amended. Without any one factor being dispositive, in approving the Current Agreements, the Board determined, in the exercise of the Trustees’ business judgment, that: (a) overall, the Board was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Current Agreement by the Manager and Subadvisers and their affiliates; (b) the overall performance of the Fund was satisfactory and that management was committed to providing the resources necessary to assist the Fund’s portfolio managers; (c) the Fund’s management fees and cost structure are reasonable in light of the comparative performance and expense information and in relation to the services provided; (d) in light of the costs of providing investment management and other services to the Fund and the Manager’s and Subadvisers’ ongoing commitment to the Fund, the profits that Legg Mason and its affiliates received were considered to be not excessive; and (e) the ancillary benefits that the Manager and Subadvisers and their affiliates received were considered reasonable;

(xvi)	that the Current Agreements were considered and approved as recently as November 2019;

(xvii)

that the Fund will not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction is consummated; and

74	Western Asset Total Return ETF

(xviii)

that under the definitive agreement between Legg Mason and Franklin Templeton (the “Transaction Agreement”), Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the Investment Company Act of 1940, as amended, and that, in furtherance of the foregoing, Franklin Templeton agreed to use reasonable best efforts to conduct its business so that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any investment adviser for the Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the Investment Company Act of 1940, as amended, including any interpretations or no-action letters of the Securities and Exchange Commission) on any Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

In connection with the most recent approval or continuation of each Current Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The discussion below covers both the advisory and the administrative functions rendered by the Manager for the Fund, both of which functions are encompassed by the New Management Agreement for the Fund, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-advisory Agreements for the Fund. The Independent Trustees considered the New Management Agreement and the New Sub-advisory Agreements separately in the course of their review. In doing so, they considered the respective roles and compensation of the Manager and the Subadvisers in providing services to the Fund.

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the New Agreements for the Fund. The Independent Trustees discussed the Transaction and the proposed approval of the New Agreements for the Fund on multiple occasions with their independent legal counsel in private sessions at which no representatives of Franklin Templeton, Legg Mason, or the Manager or Subadvisers for the Fund were present.

Western Asset Total Return ETF	75

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Nature, Extent and Quality of the Services to be provided to the Fund under the New Management Agreement and New Sub-Advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Current Agreements. In evaluating the nature, extent and quality of the services expected to be provided to the Fund by the Manager and the Subadvisers under the New Management Agreement and New Sub-advisory Agreements, respectively, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Manager and the Subadvisers, and that Franklin Templeton and Legg Mason have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided to the Fund and its shareholders by the Manager and the Subadvisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board considered information Franklin Templeton and Legg Mason provided regarding initial transition plans and the institution of long-term retention arrangements for key personnel. The Board considered that Franklin Templeton informed the Boards that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries, its business and operating structure, scale of operation, distribution capabilities, and leadership, as well as the combined financial resources of Legg Mason, Inc. and Franklin Templeton and the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers and the quality of the Manager’s administrative and other services rendered to the Fund and its shareholders by the Manager, including services specific to the Fund’s operation as an exchange-traded fund. The Board observed that the scope of services provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board received and reviewed on a regular basis information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including those

76	Western Asset Total Return ETF

specific to the Fund’s operation as an exchange-traded fund, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the risk management processes of the Manager and Subadvisers.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund (including policies and practices regarding soft dollars and brokerage allocation), and Franklin Templeton’s representations that the brokerage practices and standards applied by the Manager and Subadvisers in seeking best execution will continue.

Fund Performance

The Board received and reviewed performance information for the Fund and for a group of institutional actively managed exchange-traded core plus bond funds (the “Performance Group”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Group. It was noted that, while the Board has found the Broadridge data generally useful, the Trustees recognized the limitations of such data, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. In addition, the Trustees noted the limited period and number of comparable exchange-traded funds for which performance data was available. The Trustees also noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar exchange-traded funds and benchmark performance indices. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of the Performance Group was for the one-year period ended December 31, 2019 and the period since the Fund’s inception (October 3, 2018) through December 31, 2019. The Fund performed better than the median performance of the funds in the Performance Group for each period. The Board also reviewed performance information provided by the Manager for periods ended February 29, 2020 and March 31, 2020.

*  *  *  *  *  *

Western Asset Total Return ETF	77

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, Inc., the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by the Manager and the Subadvisers and that the Transaction was not expected to have an adverse effect on the ability of the Manager and the Subadvisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services, including portfolio management, expected to be provided under the New Agreements for the Fund were sufficient and supported a decision to approve each New Agreement.

Management Fees and Expense Ratios

The Board considered that it had reviewed the Fund’s management fee and total expense ratio in connection with the November 2019 contract renewal meeting. The Board noted that the New Agreements do not change the Fund’s management fee rate or the computation method for calculating such fee.

The Board reviewed and considered the contractual management fee rate (the “Actual Management Fee”) paid by the Fund to the Manager over the Fund’s last fiscal year in light of the nature, extent and quality of the management and sub-advisory services provided and expected to be provided by the Manager and the Subadvisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Subadvisers. The Board also noted that the Manager pays all fund expenses, other than the Actual Management Fee and certain other expenses. Because of the Fund’s “unitary fee” structure, the Board recognized that the Fund’s fees and expenses will vary within a much smaller range and the Manager will bear the risk that Fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Manager could earn a profit on the fees charged under the Management Agreement and would benefit from any price decreases in third-party services covered by the Management Agreement. The Board also considered the management fee, the fees of each Subadviser and the portion of the management fee retained by the Manager after payment of the subadvisory fees, in each case in light of the services rendered for those amounts.

The Board reviewed information regarding the scope of services provided to the Fund by the Manager and its affiliates, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers.

Additionally, the Board received and considered information comparing the Fund’s Actual Management Fee and the Fund’s overall expense ratio with those of the same group of institutional actively managed exchange-traded core plus bond funds selected by Broadridge as the Performance Group for the Fund (the “Expense Group”), and the Fund’s

78	Western Asset Total Return ETF

overall expense ratio with a broader group of funds selected by Broadridge consisting of all institutional actively managed exchange-traded core plus bond funds (the “Expense Universe”). It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. This information showed that the Fund’s Actual Management Fee was slightly higher than the median of management fees paid by the funds in the Expense Group, and that the Fund’s total expense ratio was slightly higher than the median of the total expense ratios of the funds in the Expense Group and the funds in the Expense Universe.

In evaluating the costs of the services to be provided by the Manager and the Subadvisers under the New Agreements, the Trustees considered, among other things, whether management fees would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction would not increase the total fees payable by the Fund for management services.

Manager Profitability and Economies of Scale

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board also received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Fund’s Management Agreement did not provide for any breakpoints in the Fund’s Actual Management Fee to the extent the assets of the Fund increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources (e.g., enhanced cyber security oversight, enhanced risk management oversight, etc.).

The Trustees noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds in the Legg Mason fund complex resulting from enhanced

Western Asset Total Return ETF	79

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the profitability of the Manager and its affiliates in providing services to the Fund, nor to quantify any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

*  *  *  *  *  *

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services expected to be provided to the Fund under the New Agreements after the Transaction.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates, including the Subadvisers, as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates receive were reasonable. In evaluating the fall-out benefits to be received by the Manager and the Subadvisers under the New Agreements, the Trustees considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Current Agreements.

The Board also considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. Such ancillary benefits were considered reasonable.

*  *  *  *  *  *

After consideration of the factors described above as well as other factors, and in the exercise of their business judgment, the Trustees, including the Independent Trustees, concluded that the New Agreements for the Fund, including the fees payable thereunder, were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders, and they voted to approve the New Agreements and to recommend that shareholders approve the New Agreements.

80	Western Asset Total Return ETF

Western

Asset Total Return ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Total Return ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Western Asset Total Return ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Total Return ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF531459 8/20 SR20-3954

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 24, 2020